Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	SCHRODER SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908802
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
SCHRODER EMERGING MARKETS EQUITY FUND (First Prospectus Summary) | SCHRODER EMERGING MARKETS EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEMNX
Schroder International Multi-Cap Value Fund (First Prospectus Summary) | Schroder International Multi-Cap Value Fund | Schroder International Multi-Cap Value Fund Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIDNX
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND (First Prospectus Summary) | SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND | SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMDIX
SCHRODER TOTAL RETURN FIXED INCOME FUND (First Prospectus Summary) | SCHRODER TOTAL RETURN FIXED INCOME FUND | SCHRODER TOTAL RETURN FIXED INCOME FUND - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBBIX
SCHRODER EMERGING MARKETS EQUITY FUND (Second Prospectus Summary) | SCHRODER EMERGING MARKETS EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEMVX
Schroder International Multi-Cap Value Fund (Second Prospectus Summary) | Schroder International Multi-Cap Value Fund | Schroder International Multi-Cap Value Fund Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIDVX
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND (Second Prospectus Summary) | SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND | SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMDVX
SCHRODER TOTAL RETURN FIXED INCOME FUND (Second Prospectus Summary) | SCHRODER TOTAL RETURN FIXED INCOME FUND | SCHRODER TOTAL RETURN FIXED INCOME FUND - ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBBVX
Schroder Multi-Asset Growth Portfolio (Prospectus Summary) | Schroder Multi-Asset Growth Portfolio | Schroder Multi-Asset Growth Portfolio-A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SALAX
Schroder Multi-Asset Growth Portfolio (Prospectus Summary) | Schroder Multi-Asset Growth Portfolio | Schroder Multi-Asset Growth Portfolio-Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SALVX
Schroder Multi-Asset Growth Portfolio (Prospectus Summary) | Schroder Multi-Asset Growth Portfolio | Schroder Multi-Asset Growth Portfolio-Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SALIX
Schroder Multi-Asset Growth Portfolio (Prospectus Summary) | Schroder Multi-Asset Growth Portfolio | Schroder Multi-Asset Growth Portfolio-R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SALRX

SCHRODER EMERGING MARKETS EQUITY FUND (First Prospectus Summary) | SCHRODER EMERGING MARKETS EQUITY FUND
Schroder Emerging Market Equity Fund
Investment Objective:
The Fund seeks capital appreciation.

Fees and Expenses of the Fund:
The tables below describe the fees and expenses
that you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SCHRODER EMERGING MARKETS EQUITY FUND SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SCHRODER EMERGING MARKETS EQUITY FUND SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Total Annual Fund Operating Expenses		1.53%
Less: Expense Reimbursement	[1]	(0.28%)
Net Annual Fund Operating Expenses		1.25%
[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2012 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund's Investor Shares exceed 1.25% of Investor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in Investor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Investor Shares (whether or not shares are redeemed)
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SCHRODER EMERGING MARKETS EQUITY FUND SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS	127	456	808	1,800

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SCHRODER EMERGING MARKETS EQUITY FUND SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS	127	456	808	1,800

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies.
The Fund normally invests at least 80% of its
net assets in equity securities of "emerging market" companies. The Fund's sub-adviser currently considers "emerging market" companies to be issuers domiciled in or deriving a substantial portion of their revenues from countries included in the MSCI Emerging Market Index, which covers 21 countries and over 800 stocks in regions such as Asia, Latin America, Eastern Europe, the
Middle East and Africa, though the sub-adviser may at times determine to invest in the wider emerging markets universe. The Fund will typically seek to allocate its investments among a number of different emerging market countries. Although there is no percentage limit on investments in any one emerging market country, the sub-adviser will refer to the country allocation of the Fund's benchmark index as a guide in making allocation decisions. The Fund invests in countries and companies that its sub-adviser believes offer the potential for capital growth. The sub-adviser considers factors such as a company's potential for above average earnings growth, a security's attractive relative valuation, and whether a company has proprietary advantages. The Fund may invest in common and preferred stocks, convertible securities, warrants and depositary receipts of companies of any size market capitalization. The Fund may also invest in securities issued in initial public offerings (IPOs), closed-end funds or exchange-traded funds, and may use structured notes, swap transactions, index futures, and other derivative instruments in pursuing its principal strategy.
The Fund may hedge some of its foreign currency exposure back into the U.S.
dollar, although it does not normally expect to do so.

Principal Risks.
It is possible to lose money on an investment in the Fund. The
Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The value of securities held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the securities markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses;

• IPO Risk: securities issued in IPOs have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information.
The following bar chart and table provide some
indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit
www.schroderfunds.com for more current performance information.

Calendar Year Total Returns Calendar Year End (through 12/31)

 Highest and Lowest
 Quarter Returns

 (for periods shown in
 the bar chart)

Highest       Lowest

4/01/09 -     7/01/08 -

6/30/09       9/30/08

33.48%        -27.54%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns SCHRODER EMERGING MARKETS EQUITY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS	Return Before Taxes	13.49%	10.79%	Mar 31, 2006
SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	13.51%	10.08%	Mar 31, 2006
SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.08%	9.20%	Mar 31, 2006
SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS MSCI Emerging Markets Index	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	18.88%	10.82%	Mar 31, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SCHRODER EMERGING MARKETS EQUITY FUND (First Prospectus Summary) | SCHRODER EMERGING MARKETS EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Schroder Emerging Market Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses
that you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in Investor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Investor Shares (whether or not shares are redeemed)
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its
net assets in equity securities of "emerging market" companies. The Fund's sub-adviser currently considers "emerging market" companies to be issuers domiciled in or deriving a substantial portion of their revenues from countries included in the MSCI Emerging Market Index, which covers 21 countries and over 800 stocks in regions such as Asia, Latin America, Eastern Europe, the
Middle East and Africa, though the sub-adviser may at times determine to invest in the wider emerging markets universe. The Fund will typically seek to allocate its investments among a number of different emerging market countries. Although there is no percentage limit on investments in any one emerging market country, the sub-adviser will refer to the country allocation of the Fund's benchmark index as a guide in making allocation decisions. The Fund invests in countries and companies that its sub-adviser believes offer the potential for capital growth. The sub-adviser considers factors such as a company's potential for above average earnings growth, a security's attractive relative valuation, and whether a company has proprietary advantages. The Fund may invest in common and preferred stocks, convertible securities, warrants and depositary receipts of companies of any size market capitalization. The Fund may also invest in securities issued in initial public offerings (IPOs), closed-end funds or exchange-traded funds, and may use structured notes, swap transactions, index futures, and other derivative instruments in pursuing its principal strategy.
The Fund may hedge some of its foreign currency exposure back into the U.S.
dollar, although it does not normally expect to do so.

Risk, Heading	rr_RiskHeading	Principal Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The
Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The value of securities held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the securities markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses;

• IPO Risk: securities issued in IPOs have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some
indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit
www.schroderfunds.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.schroderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns Calendar Year End (through 12/31)
Bar Chart, Closing	rr_BarChartClosingTextBlock
 Highest and Lowest
 Quarter Returns

 (for periods shown in
 the bar chart)

Highest       Lowest

4/01/09 -     7/01/08 -

6/30/09       9/30/08

33.48%        -27.54%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2010
SCHRODER EMERGING MARKETS EQUITY FUND (First Prospectus Summary) | SCHRODER EMERGING MARKETS EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.54%)
SCHRODER EMERGING MARKETS EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,800
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	456
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	808
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,800
Annual Return 2007	rr_AnnualReturn2007	39.84%
Annual Return 2008	rr_AnnualReturn2008	(50.93%)
Annual Return 2009	rr_AnnualReturn2009	76.86%
Annual Return 2010	rr_AnnualReturn2010	13.49%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
SCHRODER EMERGING MARKETS EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
SCHRODER EMERGING MARKETS EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
SCHRODER EMERGING MARKETS EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006

[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2012 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund's Investor Shares exceed 1.25% of Investor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

Schroder International Multi-Cap Value Fund (First Prospectus Summary) | Schroder International Multi-Cap Value Fund
Schroder International Multi-Cap Value Fund
Investment Objective:
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund:
The tables below describe the fees and expenses
that you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schroder International Multi-Cap Value Fund Schroder International Multi-Cap Value Fund Investor Shares
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Schroder International Multi-Cap Value Fund Schroder International Multi-Cap Value Fund Investor Shares
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		3.56%
Total Annual Fund Operating Expenses		4.56%
Less: Expense Reimbursement	[1]	(3.41%)
Net Annual Fund Operating Expenses		1.15%
[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2012 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund's Investor Shares exceed 1.15% of Investor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in Investor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Investor Shares (whether or not shares are redeemed)
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Schroder International Multi-Cap Value Fund Schroder International Multi-Cap Value Fund Investor Shares	117	1,068	2,028	4,465

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Schroder International Multi-Cap Value Fund Schroder International Multi-Cap Value Fund Investor Shares	117	1,068	2,028	4,465

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategies.
The Fund normally invests at least 65% of its
total assets in a diversified portfolio of equity securities of companies located outside of the United States that the Fund's sub-adviser considers to offer attractive valuations. The Fund invests in a variety of countries throughout the world including emerging market countries and may, from time to time, invest more than 25% of its assets in any one country or group of countries. The Fund normally invests a substantial portion of its assets in countries included in the MSCI EAFE Index. The Fund may invest in companies of any size market capitalization. The sub-adviser applies a proprietary quantitative investment analysis that seeks to capture the historically high returns from value stocks and provide a dividend yield typically above the Index but with lower risk. The sub-adviser does not consider benchmark weights when it constructs the Fund's portfolio. The sub-adviser believes that indices weighted by market-capitalization reflect a natural bias toward expensive stocks and geographic regions, and that, by contrast, a
"bottom-up" approach to portfolio construction, not constrained by reference to a specific benchmark or index, may uncover less expensive stocks offering better investment value. The sub-adviser seeks to select stocks anywhere in the world with high dividends and strong cash-flow; geographic and sector allocations are principally the result of this selection. The Fund may invest in common and preferred stocks, convertible securities and warrants. The Fund may also invest in real estate investment trusts (REITs), closed-end funds or exchange-traded funds, and may use options, swap transactions, futures contracts, and other derivative instruments, including over-the-counter transactions, in pursuing its principal strategy. The Fund may hedge some of its foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so.

Principal Risks.
It is possible to lose money on an investment in the Fund. The
Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The value of securities held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the securities markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk;

• Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses;

• REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate. Some REITs have limited diversification and some have expenses that may be indirectly incurred by shareholders of the Fund;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information.
The following bar chart and table provide some
indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit
www.schroderfunds.com for more current performance information.

Calendar Year Total Returns Calendar Year End (through 12/31)

Highest and Lowest
 Quarter Returns
 (for periods shown in
 the bar chart)

Highest       Lowest

4/01/09 -     10/01/08 -

6/30/09       12/31/08

36.08%        -23.12%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns Schroder International Multi-Cap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Schroder International Multi-Cap Value Fund Investor Shares	Return Before Taxes	16.82%	5.00%	Aug 30, 2006
Schroder International Multi-Cap Value Fund Investor Shares After Taxes on Distributions	Return After Taxes on Distributions	16.69%	3.75%	Aug 30, 2006
Schroder International Multi-Cap Value Fund Investor Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.08%	4.03%	Aug 30, 2006
Schroder International Multi-Cap Value Fund Investor Shares MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	7.75%	(0.28%)	Aug 30, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Schroder International Multi-Cap Value Fund (First Prospectus Summary) | Schroder International Multi-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Schroder International Multi-Cap Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses
that you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in Investor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Investor Shares (whether or not shares are redeemed)
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 65% of its
total assets in a diversified portfolio of equity securities of companies located outside of the United States that the Fund's sub-adviser considers to offer attractive valuations. The Fund invests in a variety of countries throughout the world including emerging market countries and may, from time to time, invest more than 25% of its assets in any one country or group of countries. The Fund normally invests a substantial portion of its assets in countries included in the MSCI EAFE Index. The Fund may invest in companies of any size market capitalization. The sub-adviser applies a proprietary quantitative investment analysis that seeks to capture the historically high returns from value stocks and provide a dividend yield typically above the Index but with lower risk. The sub-adviser does not consider benchmark weights when it constructs the Fund's portfolio. The sub-adviser believes that indices weighted by market-capitalization reflect a natural bias toward expensive stocks and geographic regions, and that, by contrast, a
"bottom-up" approach to portfolio construction, not constrained by reference to a specific benchmark or index, may uncover less expensive stocks offering better investment value. The sub-adviser seeks to select stocks anywhere in the world with high dividends and strong cash-flow; geographic and sector allocations are principally the result of this selection. The Fund may invest in common and preferred stocks, convertible securities and warrants. The Fund may also invest in real estate investment trusts (REITs), closed-end funds or exchange-traded funds, and may use options, swap transactions, futures contracts, and other derivative instruments, including over-the-counter transactions, in pursuing its principal strategy. The Fund may hedge some of its foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so.

Risk, Heading	rr_RiskHeading	Principal Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The
Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The value of securities held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the securities markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk;

• Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses;

• REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate. Some REITs have limited diversification and some have expenses that may be indirectly incurred by shareholders of the Fund;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some
indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit
www.schroderfunds.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.schroderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns Calendar Year End (through 12/31)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest
 Quarter Returns
 (for periods shown in
 the bar chart)

Highest       Lowest

4/01/09 -     10/01/08 -

6/30/09       12/31/08

36.08%        -23.12%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2010
Schroder International Multi-Cap Value Fund (First Prospectus Summary) | Schroder International Multi-Cap Value Fund | Schroder International Multi-Cap Value Fund Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.12%)
Schroder International Multi-Cap Value Fund | Schroder International Multi-Cap Value Fund Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.56%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.41%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,068
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,028
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,465
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,068
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,028
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,465
Annual Return 2007	rr_AnnualReturn2007	10.71%
Annual Return 2008	rr_AnnualReturn2008	(44.39%)
Annual Return 2009	rr_AnnualReturn2009	51.26%
Annual Return 2010	rr_AnnualReturn2010	16.82%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2006
Schroder International Multi-Cap Value Fund | Schroder International Multi-Cap Value Fund Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2006
Schroder International Multi-Cap Value Fund | Schroder International Multi-Cap Value Fund Investor Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2006
Schroder International Multi-Cap Value Fund | Schroder International Multi-Cap Value Fund Investor Shares | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.28%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2006

[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2012 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund's Investor Shares exceed 1.15% of Investor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND (First Prospectus Summary) | SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND
Schroder U.S. Small and Mid Cap Opportunities Fund
Investment Objective:
The Fund seeks capital appreciation.

Fees and Expenses of the Fund:
The tables below describe the fees and expenses
that you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the valu of your investment)
Annual Fund Operating Expenses		SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.52%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses		1.56%
Less: Expense Reimbursement	[1]	0.47%
Net Annual Fund Operating Expenses	[2]	1.09%
[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2012 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund's Investor Shares exceed 1.05% of Investor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.
[2]	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.05% for Investor Shares.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in Investor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Investor Shares (whether or not shares are redeemed)
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS	111	447	806	1,817

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS	111	447	806	1,817

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies.
The Fund normally invests at least 80% of its
net assets in securities of companies considered by the Fund's adviser at the time to be small or mid cap companies located in the United States. The adviser currently considers a company to be a small or mid cap company if it has a market capitalization of between  $750 million and  $9 billion (or is in the bottom 40% of the U.S. market by market capitalization) at the time of investment. The Fund may also invest in equity securities of micro-cap companies or larger companies if the adviser believes they offer the potential for capital appreciation. The adviser seeks to identify securities that it believes offer the potential for capital appreciation, based on novel, superior or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, their having gone public in recent years, opportunities provided by mergers, divestitures or new management, or other factors. The Fund may invest in common and preferred stocks, convertible securities and warrants, as well as in over-the-counter securities. The Fund may also invest in securities issued in initial public offerings (IPOs), real estate investment trusts (REITs), closed-end funds or exchange-traded funds, and may use options and other derivative instruments (though not for leverage) in pursuing its principal strategy. The Fund may also invest, though not normally more than 10% of its total assets, in fixed income securities, including but not limited to corporate bonds and convertible bonds.

Principal Risks.
It is possible to lose money on an investment in the Fund. The
Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The value of securities held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the securities markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk;

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate. Some REITs have limited diversification and some have expenses that may be indirectly incurred by shareholders of the Fund;

• IPO Risk: securities issued in IPOs have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired;

• Over-the-Counter Risk: securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility, and the prices paid by the Fund for such securities may include an undisclosed dealer markup;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Debt Securities Risk: investing in fixed income securities (bonds), may expose the Fund to "Credit Risk," "Interest Rate Risk," "Extension Risk," "Valuation
Risk," "Inflation/Deflation Risk," and "High-Yield/Junk Bonds Risk," among other risks;

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information.
The following bar chart and table provide some
indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit
www.schroderfunds.com for more current performance information.

Calendar Year Total Returns Calendar Year End (through 12/31)

Highest and Lowest
 Quarter Returns
 (for periods shown in
 the bar chart)

Highest       Lowest

4/01/09 -     10/01/08 -

6/30/09       12/31/08

18.71%        -21.10%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS	Return Before Taxes	18.26%	5.47%	Mar 31, 2006
SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	17.88%	5.08%	Mar 31, 2006
SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.37%	4.59%	Mar 31, 2006
SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS Russell 2500 Index	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	26.71%	2.81%	Mar 31, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND (First Prospectus Summary) | SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Schroder U.S. Small and Mid Cap Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses
that you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the valu of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in Investor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Investor Shares (whether or not shares are redeemed)
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its
net assets in securities of companies considered by the Fund's adviser at the time to be small or mid cap companies located in the United States. The adviser currently considers a company to be a small or mid cap company if it has a market capitalization of between  $750 million and  $9 billion (or is in the bottom 40% of the U.S. market by market capitalization) at the time of investment. The Fund may also invest in equity securities of micro-cap companies or larger companies if the adviser believes they offer the potential for capital appreciation. The adviser seeks to identify securities that it believes offer the potential for capital appreciation, based on novel, superior or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, their having gone public in recent years, opportunities provided by mergers, divestitures or new management, or other factors. The Fund may invest in common and preferred stocks, convertible securities and warrants, as well as in over-the-counter securities. The Fund may also invest in securities issued in initial public offerings (IPOs), real estate investment trusts (REITs), closed-end funds or exchange-traded funds, and may use options and other derivative instruments (though not for leverage) in pursuing its principal strategy. The Fund may also invest, though not normally more than 10% of its total assets, in fixed income securities, including but not limited to corporate bonds and convertible bonds.

Risk, Heading	rr_RiskHeading	Principal Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The
Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The value of securities held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the securities markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk;

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate. Some REITs have limited diversification and some have expenses that may be indirectly incurred by shareholders of the Fund;

• IPO Risk: securities issued in IPOs have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired;

• Over-the-Counter Risk: securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility, and the prices paid by the Fund for such securities may include an undisclosed dealer markup;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Debt Securities Risk: investing in fixed income securities (bonds), may expose the Fund to "Credit Risk," "Interest Rate Risk," "Extension Risk," "Valuation
Risk," "Inflation/Deflation Risk," and "High-Yield/Junk Bonds Risk," among other risks;

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some
indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit
www.schroderfunds.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.schroderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns Calendar Year End (through 12/31)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest
 Quarter Returns
 (for periods shown in
 the bar chart)

Highest       Lowest

4/01/09 -     10/01/08 -

6/30/09       12/31/08

18.71%        -21.10%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2010
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND (First Prospectus Summary) | SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND | SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.10%)
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND | SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.47%	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.09%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	447
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	806
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,817
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	447
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	806
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,817
Annual Return 2007	rr_AnnualReturn2007	12.63%
Annual Return 2008	rr_AnnualReturn2008	(32.35%)
Annual Return 2009	rr_AnnualReturn2009	34.26%
Annual Return 2010	rr_AnnualReturn2010	18.26%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND | SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND | SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND | SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006

[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2012 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund's Investor Shares exceed 1.05% of Investor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.
[2]	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.05% for Investor Shares.

SCHRODER TOTAL RETURN FIXED INCOME FUND (First Prospectus Summary) | SCHRODER TOTAL RETURN FIXED INCOME FUND
Schroder Total Return Fixed Income Fund
Investment Objective:
The Fund seeks a high level of total return.

Fees and Expenses of the Fund:
The tables below describe the fees and expenses
that you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SCHRODER TOTAL RETURN FIXED INCOME FUND SCHRODER TOTAL RETURN FIXED INCOME FUND - INVESTOR CLASS
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.36%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses		0.64%
Less: Expense Reimbursement	[1]	(0.21%)
Net Annual Fund Operating Expenses	[2]	0.43%
[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2012 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund's Investor Shares exceed 0.40% of Investor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.
[2]	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 0.40% for Investor Shares.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in Investor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Investor Shares (whether or not shares are redeemed)
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SCHRODER TOTAL RETURN FIXED INCOME FUND SCHRODER TOTAL RETURN FIXED INCOME FUND - INVESTOR CLASS	44	184	336	778

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SCHRODER TOTAL RETURN FIXED INCOME FUND SCHRODER TOTAL RETURN FIXED INCOME FUND - INVESTOR CLASS	44	184	336	778

Portfolio Turnover.
The Fund pays transaction costs when it buys and sells
securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 452% of the average value of its portfolio.

Principal Investment Strategies.
The Fund's adviser seeks to invest the Fund's
assets in a portfolio of securities that offer high total return - from current income, increases in market value, or both. The Fund normally invests at least
80% of its net assets in fixed income obligations. The adviser currently considers fixed income obligations to include U.S. Government securities, debt securities of domestic or foreign (including emerging market) corporations, mortgage-backed and other asset-backed securities, municipal bonds, obligations of international agencies or supranational entities, zero- coupon securities, convertible securities, inflation-indexed bonds, structured notes, including hybrid or "indexed" securities, event-linked bonds, and loan participations, delayed funding loans and revolving credit facilities, and short-term investments, such as repurchase agreements, bank certificates of deposit, fixed time deposits, and bankers' acceptances. The Fund invests in securities that pay interest at fixed, floating or variable rates. The Fund may invest in securities of issuers located anywhere in the world, but will normally not invest more than
20% of its total assets in securities that are not denominated in the U.S.
dollar. The adviser currently expects that a substantial portion of the Fund's assets will be invested in mortgage-backed securities (including collateralized mortgage obligations) and asset-backed securities. The Fund invests principally in securities that, at the time of purchase, are rated "investment grade" (or considered by the adviser to be of comparable quality) although the Fund may invest up to 20% of its total assets in securities below "investment grade,"
which are sometimes referred to as "junk bonds." The Fund intends to maintain a dollar weighted average portfolio duration of three to six years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.
The adviser generally relies on detailed proprietary research, and focuses on sectors and securities it believes are undervalued relative to the market. The adviser seeks to exploit inefficiencies in the valuation of risk and reward and looks to capitalize on shifting market risks and dynamics caused by economic and technical factors. The adviser considers the liquidity of securities and the portfolio overall as an important factor in portfolio construction. The adviser may trade the Fund's portfolio securities more frequently than many other mutual funds. The Fund may enter into derivatives transactions such as interest rate futures and options, interest rate swap agreements, forward contracts, and credit default swaps for hedging purposes, or otherwise to increase total return, or to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvest of the proceeds. The Fund may, but is not required to, enter into foreign currency exchange transactions, for hedging purposes or to adjust the exposure of the Fund to changes in the values of various foreign currencies. The Fund may hedge some of its foreign currency exposure back into the U.S. dollar, although it does not normally expect to do
so.

Principal Risks.
It is possible to lose money on an investment in the Fund. The
Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The value of securities held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the securities markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Interest Rate Risk: fixed income, or debt, securities may decline in value due to changes in interest rates, extended duration of principal payments at below-market interest rate, or prepayment;

• Credit/High-Yield Risk: the ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal will affect the security's value, especially for speculative securities below investment grade
("high-yield bonds" or "junk bonds");

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected;

• Inflation/Deflation Risk: the value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests;

• Mortgage and Asset-Backed Securities Risk: investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on;

• U.S. Government Securities Risk: securities issued or guaranteed by certain agencies and instrumentalities of the U.S. Government may not be supported by the full faith and credit of the United States and investing in such securities involves interest rate, extension and mortgage and asset-backed securities risks;

• Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information.
The following bar chart and table provide some
indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit
www.schroderfunds.com for more current performance information.

Calendar Year Total Returns Calendar Year End (through 12/31)

Highest and Lowest
 Quarter Returns
 (for periods shown in
 the bar chart)

Highest        Lowest

10/01/08 -     4/01/08 -

12/31/08       6/30/08

5.15%          -1.77%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns SCHRODER TOTAL RETURN FIXED INCOME FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SCHRODER TOTAL RETURN FIXED INCOME FUND - INVESTOR CLASS	Return Before Taxes	6.84%	6.40%	5.84%	Dec 31, 2004
SCHRODER TOTAL RETURN FIXED INCOME FUND - INVESTOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	3.77%	4.27%	3.82%	Dec 31, 2004
SCHRODER TOTAL RETURN FIXED INCOME FUND - INVESTOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.64%	4.24%	3.82%	Dec 31, 2004
SCHRODER TOTAL RETURN FIXED INCOME FUND - INVESTOR CLASS Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.23%	Dec 31, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SCHRODER TOTAL RETURN FIXED INCOME FUND (First Prospectus Summary) | SCHRODER TOTAL RETURN FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Schroder Total Return Fixed Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses
that you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells
securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 452% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	452.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in Investor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Investor Shares (whether or not shares are redeemed)
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's adviser seeks to invest the Fund's
assets in a portfolio of securities that offer high total return - from current income, increases in market value, or both. The Fund normally invests at least
80% of its net assets in fixed income obligations. The adviser currently considers fixed income obligations to include U.S. Government securities, debt securities of domestic or foreign (including emerging market) corporations, mortgage-backed and other asset-backed securities, municipal bonds, obligations of international agencies or supranational entities, zero- coupon securities, convertible securities, inflation-indexed bonds, structured notes, including hybrid or "indexed" securities, event-linked bonds, and loan participations, delayed funding loans and revolving credit facilities, and short-term investments, such as repurchase agreements, bank certificates of deposit, fixed time deposits, and bankers' acceptances. The Fund invests in securities that pay interest at fixed, floating or variable rates. The Fund may invest in securities of issuers located anywhere in the world, but will normally not invest more than
20% of its total assets in securities that are not denominated in the U.S.
dollar. The adviser currently expects that a substantial portion of the Fund's assets will be invested in mortgage-backed securities (including collateralized mortgage obligations) and asset-backed securities. The Fund invests principally in securities that, at the time of purchase, are rated "investment grade" (or considered by the adviser to be of comparable quality) although the Fund may invest up to 20% of its total assets in securities below "investment grade,"
which are sometimes referred to as "junk bonds." The Fund intends to maintain a dollar weighted average portfolio duration of three to six years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.
The adviser generally relies on detailed proprietary research, and focuses on sectors and securities it believes are undervalued relative to the market. The adviser seeks to exploit inefficiencies in the valuation of risk and reward and looks to capitalize on shifting market risks and dynamics caused by economic and technical factors. The adviser considers the liquidity of securities and the portfolio overall as an important factor in portfolio construction. The adviser may trade the Fund's portfolio securities more frequently than many other mutual funds. The Fund may enter into derivatives transactions such as interest rate futures and options, interest rate swap agreements, forward contracts, and credit default swaps for hedging purposes, or otherwise to increase total return, or to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvest of the proceeds. The Fund may, but is not required to, enter into foreign currency exchange transactions, for hedging purposes or to adjust the exposure of the Fund to changes in the values of various foreign currencies. The Fund may hedge some of its foreign currency exposure back into the U.S. dollar, although it does not normally expect to do
so.

Risk, Heading	rr_RiskHeading	Principal Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The
Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The value of securities held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the securities markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Interest Rate Risk: fixed income, or debt, securities may decline in value due to changes in interest rates, extended duration of principal payments at below-market interest rate, or prepayment;

• Credit/High-Yield Risk: the ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal will affect the security's value, especially for speculative securities below investment grade
("high-yield bonds" or "junk bonds");

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected;

• Inflation/Deflation Risk: the value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests;

• Mortgage and Asset-Backed Securities Risk: investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on;

• U.S. Government Securities Risk: securities issued or guaranteed by certain agencies and instrumentalities of the U.S. Government may not be supported by the full faith and credit of the United States and investing in such securities involves interest rate, extension and mortgage and asset-backed securities risks;

• Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some
indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit
www.schroderfunds.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.schroderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns Calendar Year End (through 12/31)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest
 Quarter Returns
 (for periods shown in
 the bar chart)

Highest        Lowest

10/01/08 -     4/01/08 -

12/31/08       6/30/08

5.15%          -1.77%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2010
SCHRODER TOTAL RETURN FIXED INCOME FUND (First Prospectus Summary) | SCHRODER TOTAL RETURN FIXED INCOME FUND | SCHRODER TOTAL RETURN FIXED INCOME FUND - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.77%)
SCHRODER TOTAL RETURN FIXED INCOME FUND | SCHRODER TOTAL RETURN FIXED INCOME FUND - INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.43%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	184
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	336
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	778
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	44
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	184
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	336
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	778
Annual Return 2005	rr_AnnualReturn2005	3.08%
Annual Return 2006	rr_AnnualReturn2006	3.95%
Annual Return 2007	rr_AnnualReturn2007	6.27%
Annual Return 2008	rr_AnnualReturn2008	7.02%
Annual Return 2009	rr_AnnualReturn2009	7.97%
Annual Return 2010	rr_AnnualReturn2010	6.84%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
SCHRODER TOTAL RETURN FIXED INCOME FUND | SCHRODER TOTAL RETURN FIXED INCOME FUND - INVESTOR CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
SCHRODER TOTAL RETURN FIXED INCOME FUND | SCHRODER TOTAL RETURN FIXED INCOME FUND - INVESTOR CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
SCHRODER TOTAL RETURN FIXED INCOME FUND | SCHRODER TOTAL RETURN FIXED INCOME FUND - INVESTOR CLASS | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004

[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2012 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund's Investor Shares exceed 0.40% of Investor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.
[2]	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 0.40% for Investor Shares.

SCHRODER EMERGING MARKETS EQUITY FUND (Second Prospectus Summary) | SCHRODER EMERGING MARKETS EQUITY FUND
Schroder Emerging Market Equity Fund
Investment Objective:
The Fund seeks capital appreciation.

Fees and Expenses of the Fund:
The tables below describe the fees and expenses
that you may pay if you buy and hold Advisor Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SCHRODER EMERGING MARKETS EQUITY FUND SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SCHRODER EMERGING MARKETS EQUITY FUND SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.56%
Total Annual Fund Operating Expenses		1.81%
Less: Expense Reimbursement	[1]	(0.31%)
Net Annual Fund Operating Expenses		1.50%
[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2012 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund's Advisor Shares exceed 1.50% of Advisor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in Advisor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Advisor Shares (whether or not shares are redeemed)
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SCHRODER EMERGING MARKETS EQUITY FUND SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS	153	539	951	2,101

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SCHRODER EMERGING MARKETS EQUITY FUND SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS	153	539	951	2,101

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies.
The Fund normally invests at least 80% of its
net assets in equity securities of "emerging market" companies. The Fund's sub-adviser currently considers "emerging market" companies to be issuers domiciled in or deriving a substantial portion of their revenues from countries included in the MSCI Emerging Market Index, which covers 21 countries and over
800 stocks in regions such as Asia, Latin America, Eastern Europe, the Middle
East and Africa, though the sub-adviser may at times determine to invest in the wider emerging markets universe. The Fund will typically seek to allocate its investments among a number of different emerging market countries. Although there is no percentage limit on investments in any one emerging market country, the sub-adviser will refer to the country allocation of the Fund's benchmark index as a guide in making allocation decisions. The Fund invests in countries and companies that its sub-adviser believes offer the potential for capital growth. The sub-adviser considers factors such as a company's potential for above average earnings growth, a security's attractive relative valuation, and whether a company has proprietary advantages. The Fund may invest in common and preferred stocks, convertible securities, warrants and depositary receipts of companies of any size market capitalization. The Fund may also invest in securities issued in initial public offerings (IPOs), closed-end funds or exchange-traded funds, and may use structured notes, swap transactions, index futures, and other derivative instruments in pursuing its principal strategy.
The Fund may hedge some of its foreign currency exposure back into the U.S.
dollar, although it does not normally expect to do so.

Principal Risks.
It is possible to lose money on an investment in the Fund. The
Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The value of securities held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the securities markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses;

• IPO Risk: securities issued in IPOs have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information.
 The following bar chart and table provide some
indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit
www.schroderfunds.com for more current performance information.

Calendar Year Total Returns Calendar Year End (through 12/31)

 Highest and Lowest
 Quarter Returns

 (for periods shown in
 the bar chart)

Highest       Lowest

4/01/09 -     7/01/08 -

6/30/09       9/30/08

33.43%        -27.60%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns SCHRODER EMERGING MARKETS EQUITY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS	Return Before Taxes	13.21%	10.57%	Mar 31, 2006
SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	13.27%	9.82%	Mar 31, 2006
SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.86%	8.94%	Mar 31, 2006
SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS MSCI Emerging Markets Index	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	18.88%	10.82%	Mar 31, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SCHRODER EMERGING MARKETS EQUITY FUND (Second Prospectus Summary) | SCHRODER EMERGING MARKETS EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Schroder Emerging Market Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses
that you may pay if you buy and hold Advisor Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in Advisor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Advisor Shares (whether or not shares are redeemed)
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its
net assets in equity securities of "emerging market" companies. The Fund's sub-adviser currently considers "emerging market" companies to be issuers domiciled in or deriving a substantial portion of their revenues from countries included in the MSCI Emerging Market Index, which covers 21 countries and over
800 stocks in regions such as Asia, Latin America, Eastern Europe, the Middle
East and Africa, though the sub-adviser may at times determine to invest in the wider emerging markets universe. The Fund will typically seek to allocate its investments among a number of different emerging market countries. Although there is no percentage limit on investments in any one emerging market country, the sub-adviser will refer to the country allocation of the Fund's benchmark index as a guide in making allocation decisions. The Fund invests in countries and companies that its sub-adviser believes offer the potential for capital growth. The sub-adviser considers factors such as a company's potential for above average earnings growth, a security's attractive relative valuation, and whether a company has proprietary advantages. The Fund may invest in common and preferred stocks, convertible securities, warrants and depositary receipts of companies of any size market capitalization. The Fund may also invest in securities issued in initial public offerings (IPOs), closed-end funds or exchange-traded funds, and may use structured notes, swap transactions, index futures, and other derivative instruments in pursuing its principal strategy.
The Fund may hedge some of its foreign currency exposure back into the U.S.
dollar, although it does not normally expect to do so.

Risk, Heading	rr_RiskHeading	Principal Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The
Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The value of securities held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the securities markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses;

• IPO Risk: securities issued in IPOs have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
 The following bar chart and table provide some
indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit
www.schroderfunds.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.schroderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns Calendar Year End (through 12/31)
Bar Chart, Closing	rr_BarChartClosingTextBlock
 Highest and Lowest
 Quarter Returns

 (for periods shown in
 the bar chart)

Highest       Lowest

4/01/09 -     7/01/08 -

6/30/09       9/30/08

33.43%        -27.60%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

SCHRODER EMERGING MARKETS EQUITY FUND (Second Prospectus Summary) | SCHRODER EMERGING MARKETS EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.60%)
SCHRODER EMERGING MARKETS EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	951
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,101
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	539
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	951
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,101
Annual Return 2007	rr_AnnualReturn2007	39.44%
Annual Return 2008	rr_AnnualReturn2008	(51.05%)
Annual Return 2009	rr_AnnualReturn2009	76.86%
Annual Return 2010	rr_AnnualReturn2010	13.21%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
SCHRODER EMERGING MARKETS EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
SCHRODER EMERGING MARKETS EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
SCHRODER EMERGING MARKETS EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006

[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2012 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund's Advisor Shares exceed 1.50% of Advisor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

Schroder International Multi-Cap Value Fund (Second Prospectus Summary) | Schroder International Multi-Cap Value Fund
Schroder International Multi-Cap Value Fund
Investment Objective:
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund:
The tables below describe the fees and expenses
that you may pay if you buy and hold Advisor Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schroder International Multi-Cap Value Fund Schroder International Multi-Cap Value Fund Advisor Shares
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Schroder International Multi-Cap Value Fund Schroder International Multi-Cap Value Fund Advisor Shares
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses		3.58%
Total Annual Fund Operating Expenses		4.83%
Less: Expense Reimbursement	[1]	(3.43%)
Net Annual Fund Operating Expenses		1.40%
[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2012 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund's Advisor Shares exceed 1.40% of Advisor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in Advisor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Advisor Shares (whether or not shares are redeemed)
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Schroder International Multi-Cap Value Fund Schroder International Multi-Cap Value Fund Advisor Shares	143	1,145	2,151	4,681

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Schroder International Multi-Cap Value Fund Schroder International Multi-Cap Value Fund Advisor Shares	143	1,145	2,151	4,681

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategies.
The Fund normally invests at least 65% of its
total assets in a diversified portfolio of equity securities of companies located outside of the United States that the Fund's sub-adviser considers to offer attractive valuations. The Fund invests in a variety of countries throughout the world including emerging market countries and may, from time to time, invest more than 25% of its assets in any one country or group of countries. The Fund normally invests a substantial
portion of its assets in countries included in the MSCI EAFE Index. The Fund may invest in companies of any size market capitalization. The sub-adviser applies a proprietary quantitative investment analysis that seeks to capture the historically high returns from value stocks and provide a dividend yield typically above the Index but with lower risk. The sub-adviser does not consider benchmark weights when it constructs the Fund's portfolio. The sub-adviser believes that indices weighted by market-capitalization reflect a natural bias toward expensive stocks and geographic regions, and that, by contrast, a
"bottom-up" approach to portfolio construction, not constrained by reference to a specific benchmark or index, may uncover less expensive stocks offering better investment value. The sub-adviser seeks to select stocks anywhere in the world with high dividends and strong cash-flow; geographic and sector allocations are principally the result of this selection. The Fund may invest in common and preferred stocks, convertible securities and warrants. The Fund may also invest in real estate investment trusts (REITs), closed-end funds or exchange-traded funds, and may use options, swap transactions, futures contracts, and other derivative instruments, including over-the-counter transactions, in pursuing its principal strategy. The Fund may hedge some of its foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so.

Principal Risks.
It is possible to lose money on an investment in the Fund. The
Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The value of securities held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the securities markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk;

• Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses;

• REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate. Some REITs have limited diversification and some have expenses that may be indirectly incurred by shareholders of the Fund;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information.
The following bar chart and table provide some
indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit
www.schroderfunds.com for more current performance information.

Calendar Year Total Returns Calendar Year End (through 12/31)

Highest and Lowest
 Quarter Returns
 (for periods shown in
 the bar chart)

Highest       Lowest

4/01/09 -     10/01/08 -

6/30/09       12/31/08

36.08%        -23.06%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns Schroder International Multi-Cap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Schroder International Multi-Cap Value Fund Advisor Shares	Return Before Taxes	16.60%	4.78%	Aug 30, 2006
Schroder International Multi-Cap Value Fund Advisor Shares After Taxes on Distributions	Return After Taxes on Distributions	16.51%	3.58%	Aug 30, 2006
Schroder International Multi-Cap Value Fund Advisor Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.90%	3.87%	Aug 30, 2006
Schroder International Multi-Cap Value Fund Advisor Shares MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	7.75%	(0.28%)	Aug 30, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Schroder International Multi-Cap Value Fund (Second Prospectus Summary) | Schroder International Multi-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Schroder International Multi-Cap Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses
that you may pay if you buy and hold Advisor Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in Advisor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Advisor Shares (whether or not shares are redeemed)
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 65% of its
total assets in a diversified portfolio of equity securities of companies located outside of the United States that the Fund's sub-adviser considers to offer attractive valuations. The Fund invests in a variety of countries throughout the world including emerging market countries and may, from time to time, invest more than 25% of its assets in any one country or group of countries. The Fund normally invests a substantial
portion of its assets in countries included in the MSCI EAFE Index. The Fund may invest in companies of any size market capitalization. The sub-adviser applies a proprietary quantitative investment analysis that seeks to capture the historically high returns from value stocks and provide a dividend yield typically above the Index but with lower risk. The sub-adviser does not consider benchmark weights when it constructs the Fund's portfolio. The sub-adviser believes that indices weighted by market-capitalization reflect a natural bias toward expensive stocks and geographic regions, and that, by contrast, a
"bottom-up" approach to portfolio construction, not constrained by reference to a specific benchmark or index, may uncover less expensive stocks offering better investment value. The sub-adviser seeks to select stocks anywhere in the world with high dividends and strong cash-flow; geographic and sector allocations are principally the result of this selection. The Fund may invest in common and preferred stocks, convertible securities and warrants. The Fund may also invest in real estate investment trusts (REITs), closed-end funds or exchange-traded funds, and may use options, swap transactions, futures contracts, and other derivative instruments, including over-the-counter transactions, in pursuing its principal strategy. The Fund may hedge some of its foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so.

Risk, Heading	rr_RiskHeading	Principal Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The
Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The value of securities held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the securities markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk;

• Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses;

• REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate. Some REITs have limited diversification and some have expenses that may be indirectly incurred by shareholders of the Fund;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some
indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit
www.schroderfunds.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.schroderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns Calendar Year End (through 12/31)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest
 Quarter Returns
 (for periods shown in
 the bar chart)

Highest       Lowest

4/01/09 -     10/01/08 -

6/30/09       12/31/08

36.08%        -23.06%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2010
Schroder International Multi-Cap Value Fund (Second Prospectus Summary) | Schroder International Multi-Cap Value Fund | Schroder International Multi-Cap Value Fund Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.06%)
Schroder International Multi-Cap Value Fund | Schroder International Multi-Cap Value Fund Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.83%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.43%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,145
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,151
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,681
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,145
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,151
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,681
Annual Return 2007	rr_AnnualReturn2007	10.47%
Annual Return 2008	rr_AnnualReturn2008	(44.45%)
Annual Return 2009	rr_AnnualReturn2009	50.92%
Annual Return 2010	rr_AnnualReturn2010	16.60%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2006
Schroder International Multi-Cap Value Fund | Schroder International Multi-Cap Value Fund Advisor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2006
Schroder International Multi-Cap Value Fund | Schroder International Multi-Cap Value Fund Advisor Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2006
Schroder International Multi-Cap Value Fund | Schroder International Multi-Cap Value Fund Advisor Shares | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.28%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2006

[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2012 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund's Advisor Shares exceed 1.40% of Advisor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND (Second Prospectus Summary) | SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND
Schroder U.S. Small and Mid Cap Opportunities Fund
Investment Objective:
The Fund seeks capital appreciation.

Fees and Expenses of the Fund:
The tables below describe the fees and expenses
that you may pay if you buy and hold Advisor Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.52%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses		1.81%
Less: Expense Reimbursement	[1]	0.47%
Net Annual Fund Operating Expenses	[2]	1.34%
[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2012 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund's Advisor Shares exceed 1.30% of Advisor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.
[2]	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.30% for Advisor Shares.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in Advisor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Advisor Shares (whether or not shares are redeemed)
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS	136	524	936	2,088

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS	136	524	936	2,088

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies.
The Fund normally invests at least 80% of its
net assets in securities of companies considered by the Fund's adviser at the time to be small or mid cap companies located in the United States. The adviser currently considers a company to be a small or mid cap company if it has a market capitalization of between  $750 million and  $9 billion (or is in the bottom 40% of the U.S. market by market capitalization) at the time of investment. The Fund may also invest in equity securities of micro-cap companies or larger companies if the adviser believes they offer the potential for capital appreciation. The adviser seeks to identify securities that it believes offer the potential for capital appreciation, based on novel, superior or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, their having gone public in recent years, opportunities provided by mergers, divestitures or new management, or other factors. The Fund may invest in common and preferred stocks, convertible securities and warrants, as well as in over-the-counter securities. The Fund may also invest in securities issued in initial public offerings (IPOs), real estate investment trusts (REITs), closed-end funds or exchange-traded funds, and may use options and other derivative instruments (though not for leverage) in pursuing its principal strategy. The Fund may also invest, though not normally more than 10% of its total assets, in fixed income securities, including but not limited to corporate bonds and convertible bonds.

Principal Risks.
It is possible to lose money on an investment in the Fund. The
Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The value of securities held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the securities markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk;

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate. Some REITs have limited diversification and some have expenses that may be indirectly incurred by shareholders of the Fund;

• IPO Risk: securities issued in IPOs have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired;

• Over-the-Counter Risk: securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility, and the prices paid by the Fund for such securities may include an undisclosed dealer markup;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Debt Securities Risk: investing in fixed income securities (bonds), may expose the Fund to "Credit Risk," "Interest Rate Risk," "Extension Risk," "Valuation
Risk," "Inflation/Deflation Risk," and "High-Yield/Junk Bonds Risk," among other risks;

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information.
The following bar chart and table provide some
indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit
www.schroderfunds.com for more current performance information.

Calendar Year Total Returns Calendar Year End (through 12/31)

Highest and Lowest
 Quarter Returns
 (for periods shown in
 the bar chart)

Highest       Lowest

4/01/09 -     10/01/08 -

6/30/09       12/31/08

18.56%        -21.13%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS	Return Before Taxes	17.93%	5.20%	Mar 31, 2006
SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	17.54%	4.81%	Mar 31, 2006
SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.16%	4.36%	Mar 31, 2006
SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS Russell 2500 Index	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	26.71%	2.81%	Mar 31, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND (Second Prospectus Summary) | SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Schroder U.S. Small and Mid Cap Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses
that you may pay if you buy and hold Advisor Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in Advisor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Advisor Shares (whether or not shares are redeemed)
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its
net assets in securities of companies considered by the Fund's adviser at the time to be small or mid cap companies located in the United States. The adviser currently considers a company to be a small or mid cap company if it has a market capitalization of between  $750 million and  $9 billion (or is in the bottom 40% of the U.S. market by market capitalization) at the time of investment. The Fund may also invest in equity securities of micro-cap companies or larger companies if the adviser believes they offer the potential for capital appreciation. The adviser seeks to identify securities that it believes offer the potential for capital appreciation, based on novel, superior or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, their having gone public in recent years, opportunities provided by mergers, divestitures or new management, or other factors. The Fund may invest in common and preferred stocks, convertible securities and warrants, as well as in over-the-counter securities. The Fund may also invest in securities issued in initial public offerings (IPOs), real estate investment trusts (REITs), closed-end funds or exchange-traded funds, and may use options and other derivative instruments (though not for leverage) in pursuing its principal strategy. The Fund may also invest, though not normally more than 10% of its total assets, in fixed income securities, including but not limited to corporate bonds and convertible bonds.

Risk, Heading	rr_RiskHeading	Principal Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The
Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The value of securities held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the securities markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk;

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate. Some REITs have limited diversification and some have expenses that may be indirectly incurred by shareholders of the Fund;

• IPO Risk: securities issued in IPOs have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired;

• Over-the-Counter Risk: securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility, and the prices paid by the Fund for such securities may include an undisclosed dealer markup;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Debt Securities Risk: investing in fixed income securities (bonds), may expose the Fund to "Credit Risk," "Interest Rate Risk," "Extension Risk," "Valuation
Risk," "Inflation/Deflation Risk," and "High-Yield/Junk Bonds Risk," among other risks;

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some
indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit
www.schroderfunds.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.schroderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns Calendar Year End (through 12/31)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest
 Quarter Returns
 (for periods shown in
 the bar chart)

Highest       Lowest

4/01/09 -     10/01/08 -

6/30/09       12/31/08

18.56%        -21.13%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2010
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND (Second Prospectus Summary) | SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND | SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.13%)
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND | SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.47%	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.34%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	524
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	936
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,088
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	524
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	936
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,088
Annual Return 2007	rr_AnnualReturn2007	12.36%
Annual Return 2008	rr_AnnualReturn2008	(32.56%)
Annual Return 2009	rr_AnnualReturn2009	33.95%
Annual Return 2010	rr_AnnualReturn2010	17.93%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND | SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND | SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND | SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006

[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2012 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund's Advisor Shares exceed 1.30% of Advisor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.
[2]	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.30% for Advisor Shares.

SCHRODER TOTAL RETURN FIXED INCOME FUND (Second Prospectus Summary) | SCHRODER TOTAL RETURN FIXED INCOME FUND
Schroder Total Return Fixed Income Fund
Investment Objective:
The Fund seeks a high level of total return.

Fees and Expenses of the Fund:
The tables below describe the fees and expenses
that you may pay if you buy and hold Advisor Shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SCHRODER TOTAL RETURN FIXED INCOME FUND SCHRODER TOTAL RETURN FIXED INCOME FUND - ADVISOR CLASS
Management Fees		0.25%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.37%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses		0.90%
Less: Expense Reimbursement	[1]	(0.22%)
Net Annual Fund Operating Expenses	[2]	0.68%
[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2012 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund's Advisor Shares exceed 0.65% of Advisor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.
[2]	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 0.65% for Advisor Shares.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in Advisor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Advisor Shares (whether or not shares are redeemed)
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SCHRODER TOTAL RETURN FIXED INCOME FUND SCHRODER TOTAL RETURN FIXED INCOME FUND - ADVISOR CLASS	69	265	477	1,088

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SCHRODER TOTAL RETURN FIXED INCOME FUND SCHRODER TOTAL RETURN FIXED INCOME FUND - ADVISOR CLASS	69	265	477	1,088

Portfolio Turnover.
The Fund pays transaction costs when it buys and sells
securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 452% of the average value of its portfolio.

Principal Investment Strategies.
The Fund's adviser seeks to invest the Fund's
assets in a portfolio of securities that offer high total return - from current income, increases in market value, or both. The Fund normally invests at least
80% of its net assets in fixed income obligations. The adviser currently considers fixed income obligations to include U.S. Government securities, debt securities of domestic or foreign (including emerging market) corporations, mortgage-backed and other asset-backed securities, municipal bonds, obligations of international agencies or supranational entities, zero-coupon securities, convertible securities, inflation-indexed bonds, structured notes, including hybrid or "indexed"
securities, event-linked bonds, and loan participations, delayed funding loans and revolving credit facilities, and short-term investments, such as repurchase agreements, bank certificates of deposit, fixed time deposits, and bankers'
acceptances. The Fund invests in securities that pay interest at fixed, floating or variable rates. The Fund may invest in securities of issuers located anywhere in the world, but will normally not invest more than 20% of its total assets in securities that are not denominated in the U.S. dollar. The adviser currently expects that a substantial portion of the Fund's assets will be invested in mortgage-backed securities (including collateralized mortgage obligations) and asset-backed securities. The Fund invests principally in securities that, at the time of purchase, are rated "investment grade" (or considered by the adviser to be of comparable quality) although the Fund may invest up to 20% of its total assets in securities below "investment grade," which are sometimes referred to as "junk bonds." The Fund intends to maintain a dollar weighted average portfolio duration of three to six years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. The adviser generally relies on detailed proprietary research, and focuses on sectors and securities it believes are undervalued relative to the market. The adviser seeks to exploit inefficiencies in the valuation of risk and reward and looks to capitalize on shifting market risks and dynamics caused by economic and technical factors. The adviser considers the liquidity of securities and the portfolio overall as an important factor in portfolio construction. The adviser may trade the Fund's portfolio securities more frequently than many other mutual funds. The Fund may enter into derivatives transactions such as interest rate futures and options, interest rate swap agreements, forward contracts, and credit default swaps for hedging purposes, or otherwise to increase total return, or to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvest of the proceeds. The Fund may, but is not required to, enter into foreign currency exchange transactions, for hedging purposes or to adjust the exposure of the Fund to changes in the values of various foreign currencies. The
Fund may hedge some of its foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so.

Principal Risks.
It is possible to lose money on an investment in the Fund. The
Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The value of securities held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the securities markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Interest Rate Risk: fixed income, or debt, securities may decline in value due to changes in interest rates, extended duration of principal payments at below-market interest rate, or prepayment;

• Credit/High-Yield Risk: the ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal will affect the security's value, especially for speculative securities below investment grade
("high-yield bonds" or "junk bonds");

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected;

• Inflation/Deflation Risk: the value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests;

• Mortgage and Asset-Backed Securities Risk: investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on;

• U.S. Government Securities Risk: securities issued or guaranteed by certain agencies and instrumentalities of the U.S. Government may not be supported by the full faith and credit of the United States and investing in such securities involves interest rate, extension and mortgage and asset-backed securities risks;

• Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information.
The following bar chart and table provide some
indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit
www.schroderfunds.com for more current performance information.

Calendar Year Total Returns Calendar Year End (through 12/31)

 Highest and Lowest
 Quarter Returns
 (for periods shown in
 the bar chart)

Highest        Lowest

10/01/08 -     4/01/08 -

12/31/08       6/30/08

5.19%          -1.83%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns SCHRODER TOTAL RETURN FIXED INCOME FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SCHRODER TOTAL RETURN FIXED INCOME FUND - ADVISOR CLASS	Return Before Taxes	6.57%	6.11%	5.56%	Dec 31, 2004
SCHRODER TOTAL RETURN FIXED INCOME FUND - ADVISOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	3.60%	4.08%	3.65%	Dec 31, 2004
SCHRODER TOTAL RETURN FIXED INCOME FUND - ADVISOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.46%	4.05%	3.65%	Dec 31, 2004
SCHRODER TOTAL RETURN FIXED INCOME FUND - ADVISOR CLASS Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.23%	Dec 31, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SCHRODER TOTAL RETURN FIXED INCOME FUND (Second Prospectus Summary) | SCHRODER TOTAL RETURN FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Schroder Total Return Fixed Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses
that you may pay if you buy and hold Advisor Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells
securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 452% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	452.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in Advisor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Advisor Shares (whether or not shares are redeemed)
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's adviser seeks to invest the Fund's
assets in a portfolio of securities that offer high total return - from current income, increases in market value, or both. The Fund normally invests at least
80% of its net assets in fixed income obligations. The adviser currently considers fixed income obligations to include U.S. Government securities, debt securities of domestic or foreign (including emerging market) corporations, mortgage-backed and other asset-backed securities, municipal bonds, obligations of international agencies or supranational entities, zero-coupon securities, convertible securities, inflation-indexed bonds, structured notes, including hybrid or "indexed"
securities, event-linked bonds, and loan participations, delayed funding loans and revolving credit facilities, and short-term investments, such as repurchase agreements, bank certificates of deposit, fixed time deposits, and bankers'
acceptances. The Fund invests in securities that pay interest at fixed, floating or variable rates. The Fund may invest in securities of issuers located anywhere in the world, but will normally not invest more than 20% of its total assets in securities that are not denominated in the U.S. dollar. The adviser currently expects that a substantial portion of the Fund's assets will be invested in mortgage-backed securities (including collateralized mortgage obligations) and asset-backed securities. The Fund invests principally in securities that, at the time of purchase, are rated "investment grade" (or considered by the adviser to be of comparable quality) although the Fund may invest up to 20% of its total assets in securities below "investment grade," which are sometimes referred to as "junk bonds." The Fund intends to maintain a dollar weighted average portfolio duration of three to six years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. The adviser generally relies on detailed proprietary research, and focuses on sectors and securities it believes are undervalued relative to the market. The adviser seeks to exploit inefficiencies in the valuation of risk and reward and looks to capitalize on shifting market risks and dynamics caused by economic and technical factors. The adviser considers the liquidity of securities and the portfolio overall as an important factor in portfolio construction. The adviser may trade the Fund's portfolio securities more frequently than many other mutual funds. The Fund may enter into derivatives transactions such as interest rate futures and options, interest rate swap agreements, forward contracts, and credit default swaps for hedging purposes, or otherwise to increase total return, or to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvest of the proceeds. The Fund may, but is not required to, enter into foreign currency exchange transactions, for hedging purposes or to adjust the exposure of the Fund to changes in the values of various foreign currencies. The
Fund may hedge some of its foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so.

Risk, Heading	rr_RiskHeading	Principal Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The
Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The value of securities held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the securities markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Interest Rate Risk: fixed income, or debt, securities may decline in value due to changes in interest rates, extended duration of principal payments at below-market interest rate, or prepayment;

• Credit/High-Yield Risk: the ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal will affect the security's value, especially for speculative securities below investment grade
("high-yield bonds" or "junk bonds");

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected;

• Inflation/Deflation Risk: the value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests;

• Mortgage and Asset-Backed Securities Risk: investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on;

• U.S. Government Securities Risk: securities issued or guaranteed by certain agencies and instrumentalities of the U.S. Government may not be supported by the full faith and credit of the United States and investing in such securities involves interest rate, extension and mortgage and asset-backed securities risks;

• Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some
indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit
www.schroderfunds.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.schroderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns Calendar Year End (through 12/31)
Bar Chart, Closing	rr_BarChartClosingTextBlock
 Highest and Lowest
 Quarter Returns
 (for periods shown in
 the bar chart)

Highest        Lowest

10/01/08 -     4/01/08 -

12/31/08       6/30/08

5.19%          -1.83%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2010
SCHRODER TOTAL RETURN FIXED INCOME FUND (Second Prospectus Summary) | SCHRODER TOTAL RETURN FIXED INCOME FUND | SCHRODER TOTAL RETURN FIXED INCOME FUND - ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.83%)
SCHRODER TOTAL RETURN FIXED INCOME FUND | SCHRODER TOTAL RETURN FIXED INCOME FUND - ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.68%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,088
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	69
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	265
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,088
Annual Return 2005	rr_AnnualReturn2005	2.85%
Annual Return 2006	rr_AnnualReturn2006	3.59%
Annual Return 2007	rr_AnnualReturn2007	5.90%
Annual Return 2008	rr_AnnualReturn2008	6.85%
Annual Return 2009	rr_AnnualReturn2009	7.70%
Annual Return 2010	rr_AnnualReturn2010	6.57%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
SCHRODER TOTAL RETURN FIXED INCOME FUND | SCHRODER TOTAL RETURN FIXED INCOME FUND - ADVISOR CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
SCHRODER TOTAL RETURN FIXED INCOME FUND | SCHRODER TOTAL RETURN FIXED INCOME FUND - ADVISOR CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
SCHRODER TOTAL RETURN FIXED INCOME FUND | SCHRODER TOTAL RETURN FIXED INCOME FUND - ADVISOR CLASS | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004

[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2012 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund's Advisor Shares exceed 0.65% of Advisor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.
[2]	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 0.65% for Advisor Shares.

Schroder Multi-Asset Growth Portfolio (Prospectus Summary) | Schroder Multi-Asset Growth Portfolio
Schroder Multi-Asset Growth Portfolio
Investment Objective:
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses
that you may pay if you buy and shares of the Fund. You may qualify for an initial sales load discount if you and your family invest, or agree to invest in the future, more than  $50,000 in Class A Shares of the Fund. More information about this discount is available from your financial intermediary and under
"Types of Shares Available - A Shares" beginning on page 28 of the Fund's full prospectus and under "A Shares Sales Charges" beginning on page 64 of the Fund's
SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Schroder Multi-Asset Growth Portfolio	Maximum Initial Sales Charge (Load Imposed on Purchases (as a % of offering price)	Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)
Schroder Multi-Asset Growth Portfolio-A Shares	4.50%	2.00%
Schroder Multi-Asset Growth Portfolio-Advisor Shares	none	2.00%
Schroder Multi-Asset Growth Portfolio-Investor Shares	none	2.00%
Schroder Multi-Asset Growth Portfolio-R Shares	none	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Schroder Multi-Asset Growth Portfolio	Management Fees	Distribution (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Less: Fee Waiver and Expense Limitation		Net Annual Fund Operating Expenses
Schroder Multi-Asset Growth Portfolio-A Shares	0.75%	0.25%	4.95%	0.73%	6.68%	(4.70%)	[1]	1.98%	[2]
Schroder Multi-Asset Growth Portfolio-Advisor Shares	0.75%	0.25%	4.93%	0.73%	6.66%	(4.68%)	[1]	1.98%	[2]
Schroder Multi-Asset Growth Portfolio-Investor Shares	0.75%	none	4.88%	0.73%	6.36%	(4.63%)	[1]	1.73%	[2]
Schroder Multi-Asset Growth Portfolio-R Shares	0.75%	0.50%	4.94%	0.73%	6.92%	(4.69%)	[1]	2.23%	[2]
[1]	The Fund's adviser has contractually agreed through February 29, 2012 (i) to reduce its management fee compensation by 0.33% and (ii) if necessary, in order to limit the Fund's expenses, to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) exceed 1.25%, 1.25%, 1.00%, and 1.50% of the Fund's average daily net assets attributable to A Shares, Advisor Shares, Investor Shares, and R Shares, respectively. The fee waiver and/or expense limitation may only be terminated during their term by the Board of Trustees.
[2]	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.25%, 1.25%, 1.00%, and 1.50% for A Shares, Advisor Shares, Investor Shares, and R Shares, respectively.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
The Example is based, for the first year, on the Net Annual Fund Operating
Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Example (whether or not shares are redeemed)
Expense Example Schroder Multi-Asset Growth Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Schroder Multi-Asset Growth Portfolio-A Shares	642	1,934	3,184	6,128
Schroder Multi-Asset Growth Portfolio-Advisor Shares	201	1,551	2,856	5,934
Schroder Multi-Asset Growth Portfolio-Investor Shares	176	1,472	2,732	5,737
Schroder Multi-Asset Growth Portfolio-R Shares	226	1,621	2,963	6,100

Expense Example, No Redemption Schroder Multi-Asset Growth Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Schroder Multi-Asset Growth Portfolio-A Shares	642	1,934	3,184	6,128
Schroder Multi-Asset Growth Portfolio-Advisor Shares	201	1,551	2,856	5,934
Schroder Multi-Asset Growth Portfolio-Investor Shares	176	1,472	2,732	5,737
Schroder Multi-Asset Growth Portfolio-R Shares	226	1,621	2,963	6,100

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks long-term capital appreciation
through a flexible asset allocation approach, investing in a variety of traditional asset classes (such as equity and fixed-income investments) and alternative asset classes (such as real estate, commodities, currencies, private equity, and absolute return strategies). The Fund seeks a level of long-term investment returns that, after investment advisory fees, are in excess of the rate of inflation over a market cycle. The Fund's adviser and sub-adviser vary the Fund's exposure to different asset classes and strategies over time in response to changing market, economic, and political factors and events the adviser or sub-adviser believes may affect the value of the Fund's investments.
The adviser and sub-adviser emphasize the management of risk and volatility. The
Fund's portfolio is not managed with reference to a specified benchmark; using proprietary asset allocation models, the adviser and sub-adviser adjust the amount of the Fund's investments in the various asset classes. Asset classes are reviewed on an ongoing basis by the adviser or sub-adviser to determine whether they provide the opportunity to enhance performance or to reduce risk. The adviser or sub-adviser may itself manage the Fund's assets allocated to a particular asset class, either directly or through a mutual fund or other pooled vehicle managed by it, or it may invest the Fund's assets in other investment companies or private investment pools providing access to specialist management outside of the Schroders organization. Investment pools might include, for example, other open-end or closed-end funds, exchange-traded funds, unit investment trusts, domestic or foreign private investment pools (including
"hedge funds"), or indexes of investment pools. The amount and type of the
Fund's investment in a particular asset class, and the amount invested in certain investment companies or investment pools, is limited by law and by tax considerations.

Principal Risks.
It is possible to lose money on an investment in the Fund. The
Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The value of securities held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the securities markets generally, or relevant industries or sectors within them. Fluctuations
may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk;

• IPO Risk: securities issued in IPOs have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• Interest Rate Risk: fixed income, or debt, securities may decline in value due to changes in interest rates, extended duration of principal payments at below-market interest rate, or prepayment;

• Credit Risk: the ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal will affect the security's value, especially for speculative securities rated below investment grade ("high-yield bonds" or "junk bonds");

• Inflation/Deflation Risk: the value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests;

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected;

• U.S. Government Securities Risk: securities issued or guaranteed by certain agencies and instrumentalities of the U.S. Government may not be supported by the full faith and credit of the United States and investing in such securities involves interest rate, extension and mortgage and asset-backed securities risks;

• Mortgage and Asset-Backed Securities Risk: investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on;

• Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Leverage Risk: use of leverage will increase volatility of the Fund's investment portfolio and could magnify gains or losses;

• Over-the-Counter Risk: securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility, and the prices paid by the Fund for such securities may include an undisclosed dealer markup;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Real Estate Risk: REITs involve risks similar to those associated with direct ownership of real estate. Some REITs have limited diversification and some have expenses that may be indirectly incurred by shareholders of the Fund;

• Infrastructure Investment Risk: issuers in infrastructure-related businesses may be subject to high interest and/or regulatory costs, and the effects of other macro- and micro-economic factors;

• Commodity Risk: investing in commodity-linked derivative instruments involves volatility risk and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, economic, political and regulatory developments, and tax considerations;

• Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses;

• Private Placements and Restricted Securities Risk: investments in privately-placed or otherwise restricted securities are subject to valuation and liquidity risks;

• Repurchase Agreements Risk: investment returns on repurchase agreements will depend on the counterparties' willingness and ability to perform their obligations; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Fund" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance Information.
The following bar chart and table provide some
indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indices and the Consumer Price
Index, which is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The bar chart and table show performance of the Fund's Investor Shares. The performance of A Shares, Advisor Shares and R Shares would be lower because of the lower expenses paid by Investor Shares. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.

Calendar Year Total Returns Calendar Year End (through 12/31)

Highest and Lowest
 Quarter Returns

 (for periods shown in
 the bar chart)

Highest       Lowest

4/01/09 -     10/01/08 -

6/30/09       12/31/08

15.55%        -16.90%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns Schroder Multi-Asset Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Schroder Multi-Asset Growth Portfolio-A Shares	A Shares	7.37%	(2.23%)	Dec 20, 2007
Schroder Multi-Asset Growth Portfolio-Advisor Shares	Advisor Shares	12.47%	(0.73%)	Dec 20, 2007
Schroder Multi-Asset Growth Portfolio-Investor Shares	Investor Shares - Return Before Taxes	12.71%	(0.49%)	Dec 20, 2007
Schroder Multi-Asset Growth Portfolio-Investor Shares After Taxes on Distributions	Investor Shares - Return After Taxes on Distributions	11.36%	(1.78%)	Dec 20, 2007
Schroder Multi-Asset Growth Portfolio-Investor Shares After Taxes on Distributions and Sales	Investor Shares - Return After Taxes on Distributions and Sale of Fund Shares	8.38%	(1.20%)	Dec 20, 2007
Schroder Multi-Asset Growth Portfolio-R Shares	R Shares	12.22%	(0.98%)	Dec 20, 2007
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.90%	Dec 20, 2007
MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	11.76%	(4.85%)	Dec 20, 2007
Consumer Price Index	Consumer Price Index (reflects no deduction for fees, expenses or taxes)	1.50%	1.43%	Dec 20, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Schroder Multi-Asset Growth Portfolio (Prospectus Summary) | Schroder Multi-Asset Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Schroder Multi-Asset Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses
that you may pay if you buy and shares of the Fund. You may qualify for an initial sales load discount if you and your family invest, or agree to invest in the future, more than  $50,000 in Class A Shares of the Fund. More information about this discount is available from your financial intermediary and under
"Types of Shares Available - A Shares" beginning on page 28 of the Fund's full prospectus and under "A Shares Sales Charges" beginning on page 64 of the Fund's
SAI.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for an initial sales load discount if you and your family invest, or agree to invest in the future, more than $50,000 in Class A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
The Example is based, for the first year, on the Net Annual Fund Operating
Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example (whether or not shares are redeemed)
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks long-term capital appreciation
through a flexible asset allocation approach, investing in a variety of traditional asset classes (such as equity and fixed-income investments) and alternative asset classes (such as real estate, commodities, currencies, private equity, and absolute return strategies). The Fund seeks a level of long-term investment returns that, after investment advisory fees, are in excess of the rate of inflation over a market cycle. The Fund's adviser and sub-adviser vary the Fund's exposure to different asset classes and strategies over time in response to changing market, economic, and political factors and events the adviser or sub-adviser believes may affect the value of the Fund's investments.
The adviser and sub-adviser emphasize the management of risk and volatility. The
Fund's portfolio is not managed with reference to a specified benchmark; using proprietary asset allocation models, the adviser and sub-adviser adjust the amount of the Fund's investments in the various asset classes. Asset classes are reviewed on an ongoing basis by the adviser or sub-adviser to determine whether they provide the opportunity to enhance performance or to reduce risk. The adviser or sub-adviser may itself manage the Fund's assets allocated to a particular asset class, either directly or through a mutual fund or other pooled vehicle managed by it, or it may invest the Fund's assets in other investment companies or private investment pools providing access to specialist management outside of the Schroders organization. Investment pools might include, for example, other open-end or closed-end funds, exchange-traded funds, unit investment trusts, domestic or foreign private investment pools (including
"hedge funds"), or indexes of investment pools. The amount and type of the
Fund's investment in a particular asset class, and the amount invested in certain investment companies or investment pools, is limited by law and by tax considerations.

Risk, Heading	rr_RiskHeading	Principal Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The
Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The value of securities held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the securities markets generally, or relevant industries or sectors within them. Fluctuations
may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk;

• IPO Risk: securities issued in IPOs have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• Interest Rate Risk: fixed income, or debt, securities may decline in value due to changes in interest rates, extended duration of principal payments at below-market interest rate, or prepayment;

• Credit Risk: the ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal will affect the security's value, especially for speculative securities rated below investment grade ("high-yield bonds" or "junk bonds");

• Inflation/Deflation Risk: the value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests;

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected;

• U.S. Government Securities Risk: securities issued or guaranteed by certain agencies and instrumentalities of the U.S. Government may not be supported by the full faith and credit of the United States and investing in such securities involves interest rate, extension and mortgage and asset-backed securities risks;

• Mortgage and Asset-Backed Securities Risk: investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on;

• Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Leverage Risk: use of leverage will increase volatility of the Fund's investment portfolio and could magnify gains or losses;

• Over-the-Counter Risk: securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility, and the prices paid by the Fund for such securities may include an undisclosed dealer markup;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Real Estate Risk: REITs involve risks similar to those associated with direct ownership of real estate. Some REITs have limited diversification and some have expenses that may be indirectly incurred by shareholders of the Fund;

• Infrastructure Investment Risk: issuers in infrastructure-related businesses may be subject to high interest and/or regulatory costs, and the effects of other macro- and micro-economic factors;

• Commodity Risk: investing in commodity-linked derivative instruments involves volatility risk and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, economic, political and regulatory developments, and tax considerations;

• Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses;

• Private Placements and Restricted Securities Risk: investments in privately-placed or otherwise restricted securities are subject to valuation and liquidity risks;

• Repurchase Agreements Risk: investment returns on repurchase agreements will depend on the counterparties' willingness and ability to perform their obligations; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Fund" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some
indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indices and the Consumer Price
Index, which is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The bar chart and table show performance of the Fund's Investor Shares. The performance of A Shares, Advisor Shares and R Shares would be lower because of the lower expenses paid by Investor Shares. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indices and the Consumer Price Index, which is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.schroderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns Calendar Year End (through 12/31)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest
 Quarter Returns

 (for periods shown in
 the bar chart)

Highest       Lowest

4/01/09 -     10/01/08 -

6/30/09       12/31/08

15.55%        -16.90%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2010
Schroder Multi-Asset Growth Portfolio (Prospectus Summary) | Schroder Multi-Asset Growth Portfolio | Schroder Multi-Asset Growth Portfolio-A Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.90%)
Schroder Multi-Asset Growth Portfolio (Prospectus Summary) | Schroder Multi-Asset Growth Portfolio | Schroder Multi-Asset Growth Portfolio-Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Schroder Multi-Asset Growth Portfolio (Prospectus Summary) | Schroder Multi-Asset Growth Portfolio | Schroder Multi-Asset Growth Portfolio-Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Schroder Multi-Asset Growth Portfolio (Prospectus Summary) | Schroder Multi-Asset Growth Portfolio | Schroder Multi-Asset Growth Portfolio-R Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Schroder Multi-Asset Growth Portfolio | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
Schroder Multi-Asset Growth Portfolio | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.85%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
Schroder Multi-Asset Growth Portfolio | Consumer Price Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
Schroder Multi-Asset Growth Portfolio | Schroder Multi-Asset Growth Portfolio-A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Initial Sales Charge (Load Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.68%
Less: Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(4.70%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.98%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	642
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,934
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,184
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,128
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	642
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,934
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,184
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,128
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.23%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
Schroder Multi-Asset Growth Portfolio | Schroder Multi-Asset Growth Portfolio-Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Initial Sales Charge (Load Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.66%
Less: Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(4.68%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.98%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	201
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,551
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,856
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,934
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,551
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,856
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,934
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Advisor Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.73%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
Schroder Multi-Asset Growth Portfolio | Schroder Multi-Asset Growth Portfolio-Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Initial Sales Charge (Load Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.36%
Less: Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(4.63%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.73%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	176
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,472
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,732
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,737
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	176
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,472
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,732
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,737
Annual Return 2008	rr_AnnualReturn2008	(31.03%)
Annual Return 2009	rr_AnnualReturn2009	25.24%
Annual Return 2010	rr_AnnualReturn2010	12.71%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Shares - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.49%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
Schroder Multi-Asset Growth Portfolio | Schroder Multi-Asset Growth Portfolio-Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Shares - Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.78%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
Schroder Multi-Asset Growth Portfolio | Schroder Multi-Asset Growth Portfolio-Investor Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Shares - Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.20%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
Schroder Multi-Asset Growth Portfolio | Schroder Multi-Asset Growth Portfolio-R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Initial Sales Charge (Load Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	4.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.92%
Less: Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(4.69%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.23%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	226
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,621
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,963
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,100
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	226
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,621
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,963
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,100
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.98%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007

[1]	The Fund's adviser has contractually agreed through February 29, 2012 (i) to reduce its management fee compensation by 0.33% and (ii) if necessary, in order to limit the Fund's expenses, to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) exceed 1.25%, 1.25%, 1.00%, and 1.50% of the Fund's average daily net assets attributable to A Shares, Advisor Shares, Investor Shares, and R Shares, respectively. The fee waiver and/or expense limitation may only be terminated during their term by the Board of Trustees.
[2]	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.25%, 1.25%, 1.00%, and 1.50% for A Shares, Advisor Shares, Investor Shares, and R Shares, respectively.